Capital (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Summary of Common Shares	Details of common shares as of December 31, 2023 and 2022 are as follows:

	December 31, 2023		December 31, 2022
	(In Korean won and number of shares)
Number of authorized shares	40,000,000		40,000,000
Value per share	₩	500	₩	500
Number of shares issued	6,948,900		6,948,900
Common shares	₩	3,474,450,000	₩	3,474,450,000

Summary of Capital Surplus	Details of capital surplus as of December 31, 2023 and 2022 are as follows:

	December 31, 2023		December 31, 2022
	(In millions of Korean won)
Additional paid in capital	₩	25,292	₩	25,292
Other capital surplus	1,806		1,806
Total	₩	27,098	₩	27,098

Summary of Other Components of Equity	Details of other components of equity as of December 31, 2023 and 2022 are as follows:

	December 31, 2023		December 31, 2022
	(In millions of Korean won)
Factors for re-measurement of defined benefit liabilities	₩	—	₩	(4)
Foreign currency translation adjustments	4,016		2,479
Total	₩	4,016	₩	2,475

Summary of Retained Earnings	Details of retained earnings as of December 31, 2023 and 2022 are as follows:

	December 31, 2023		December 31, 2022
	(In millions of Korean won)
Unappropriated retained earnings	₩	428,499	₩	296,480